Suppliers - factoring	12 Months Ended
Dec. 31, 2022
Suppliers - Factoring
Suppliers - factoring

18.	Suppliers - factoring

The Company has contracts that allow suppliers to receive rights in advance from a financial institution. These operations do not imply any changes to the securities issued by their suppliers, and the original trading conditions, including maturity and value, are maintained. On December 31, 2022, the amount recorded under current liabilities from factoring operations reached R$29,941 (R$22,733 on December 31, 2021).